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[SBG LOGO]
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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%
*  Profits were up 17%
*  Company assets rose 11%
*  Statutory equity rose 29%

We have long been positioned to meet the demand for flexible annuities. And we took that one step further in 1997 by unveiling Variflex Signature. Our new variable annuity offers opportunities for investors tired of low interest rates and lack of control over their insurance investments.

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

--------------------------------------------------------------------------------

                               BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

For More Information Call 1-800-888-2461

This report is submitted only for the general information of Varilife insurance policyowners and is not authorized for distribution to the public.

Enclosed are December 1997 financial reports for the variable life insurance separate account.

www.securitybenefit.com

                              Financial Statements

                       Security Varilife Separate Account

                     Years ended December 31, 1997 and 1996
                      With Report of Independent Auditors

                       Security Varilife Separate Account
                              Financial Statements
                     Years Ended December 31, 1997 and 1996


                                    CONTENTS


Report of Independent Auditors..............................................   1

Audited Financial Statements
  Balance Sheet.............................................................   2
  Statements of Operations and Changes in Net Assets........................   4
  Notes to Financial Statements.............................................   6

                         Report of Independent Auditors

The Contract Owners of Security Varilife Separate Account and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of Security Varilife Separate Account (the Account) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Varilife Separate Account at December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 6, 1998

                       Security Varilife Separate Account
                                  Balance Sheet
                                December 31, 1997
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


ASSETS

Investments:

  SBL Fund:

    Series A (Growth Series) - 44,927 shares at net asset value of
      $29.39 per share (cost, $1,187)..................................   $1,320

    Series B (Growth-Income Series) - 6,689 shares at net asset
      value of $41.60 per share (cost, $262)...........................      278

    Series C (Money Market Series) - 3,708 shares at net asset
      value of $12.53 per share (cost, $47)............................       46

    Series D (Worldwide Equity Series) - 37,006 shares at net
      asset value of $6.14 per share (cost, $237)......................      227

    Series E (High Grade Income Series) - 7,043 shares at net
      asset value of $12.25 per share (cost, $85)......................       86

    Series J (Emerging Growth Series) - 10,429 shares at net
      asset value of $21.33 per share (cost, $198).....................      222

    Series K (Global Aggressive Bond Series) - 2,400 shares at
      net asset value of $10.07 per share (cost, $24)..................       24

    Series M (Specialized Asset Allocation Series) - 4,656 shares
      at net asset value of $12.29 per share (cost, $54)...............       57

    Series N (Managed Asset Allocation Series) - 2,250 shares at
      net asset value of $13.88 per share (cost, $25)..................       31

    Series O (Equity Income Series) - 17,137 shares at net asset
      value of $17.62 per share (cost, $242)...........................      302

    Series S (Social Awareness Series) - 1,101 shares at net
      asset value of $22.25 per share (cost, $22)......................       24
                                                                           -----
Total assets...........................................................   $2,617
                                                                           =====

NET ASSETS
Net assets are represented by (NOTE 3):

                                       NUMBER OF UNITS     UNIT VALUE     AMOUNT
                                       -----------------------------------------
Growth Series:
  Accumulation units..................     65,826            $20.06       $1,320

Growth-Income Series:
  Accumulation units..................     15,376             18.10          278

Money Market Series:
  Accumulation units..................      4,103             11.32           46

Worldwide Equity Series:
  Accumulation units..................     17,958             12.65          227

High Grade Income Series:
  Accumulation units..................      6,911             12.49           86

Emerging Growth Series:
  Accumulation units..................     13,733             16.20          222

Global Aggressive Bond Series:
  Accumulation units..................      1,937             12.48           24

Specialized Asset Allocation Series:
  Accumulation units..................      4,552             12.57           57

Managed Asset Allocation Series:
  Accumulation units..................      2,251             13.87           31

Equity Income Series:
  Accumulation units..................     17,299             17.46          302

Social Awareness Series:
  Accumulation units..................      1,384             17.70           24
                                                                           -----
Total net assets.......................                                   $2,617
                                                                           =====

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                Statement of Operations and Changes in Net Assets
                          Year ended December 31, 1997
                                 (IN THOUSANDS)

                                                                                GROWTH-   MONEY    WORLDWIDE   HIGH GRADE   EMERGING
                                                                      GROWTH    INCOME    MARKET    EQUITY       INCOME      GROWTH
                                                                      SERIES    SERIES    SERIES    SERIES       SERIES      SERIES
                                                                      --------------------------------------------------------------
Dividend distributions.............................................   $    5     $  5     $   3      $  4         $ 5         $  1
Expenses (NOTE 2):
  Mortality and expense risk fee...................................       (7)      (2)      ---        (2)         (1)          (2)
  Administrative fee and insurance costs...........................      (77)     (21)      (10)      (28)         (5)         (31)
                                                                      --------------------------------------------------------------
Net investment gain (loss).........................................      (79)     (18)       (7)      (26)         (1)         (32)

Capital gain distributions.........................................       49       13       ---        10         ---            5
Realized gain (loss) on investments................................       43       11        (1)        8         ---           15
Unrealized appreciation (depreciation) on investments..............       89       10       ---       (13)          2           16
                                                                      --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.............      181       34        (1)        5           2           36
                                                                      --------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations....      102       16        (8)      (21)          1            4
Net assets at beginning of year....................................      502      113        31       150          69          157
Variable account deposits (NOTES 2 AND 3)..........................      752      153       426       124          18          108
Terminations and withdrawals (NOTES 2 AND 3).......................      (36)      (4)     (403)      (26)         (2)         (47)
                                                                      --------------------------------------------------------------
Net assets at end of year..........................................   $1,320     $278     $  46      $227         $86         $222
                                                                      ==============================================================

                                                                                    SPECIALIZED
                                                                        GLOBAL        ASSET       MANAGED ASSET   EQUITY    SOCIAL
                                                                      AGGRESSIVE    ALLOCATION     ALLOCATION     INCOME   AWARENESS
                                                                      BOND SERIES     SERIES         SERIES       SERIES    SERIES
                                                                      --------------------------------------------------------------
Dividend distributions.............................................      $  2          $  1           $---        $  2       $---
Expenses (NOTE 2):
  Mortality and expense risk fee...................................       ---           ---            ---          (2)       ---
  Administrative fee and insurance costs...........................        (1)           (3)            (1)        (13)        (1)
                                                                      --------------------------------------------------------------
Net investment gain (loss).........................................         1            (2)            (1)        (13)        (1)

Capital gain distributions.........................................         1             1            ---           3          1
Realized gain (loss) on investments................................       ---           ---            ---           4        ---
Unrealized appreciation (depreciation) on investments..............        (1)            1              4          46          2
                                                                      --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.............       ---             2              4          53          3
                                                                      --------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations....         1           ---              3          40          2
Net assets at beginning of year....................................        13            36             23         141         12
Variable account deposits (NOTES 2 AND 3)..........................        10            21              5         121         13
Terminations and withdrawals (NOTES 2 AND 3).......................       ---           ---            ---         ---         (3)
                                                                      --------------------------------------------------------------
Net assets at end of year..........................................      $ 24          $ 57           $ 31        $302       $ 24
                                                                      ==============================================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                Statement of Operations and Changes in Net Assets
                          Year ended December 31, 1996
                                 (IN THOUSANDS)

                                                                               GROWTH-   MONEY    WORLDWIDE   HIGH GRADE   EMERGING
                                                                      GROWTH   INCOME    MARKET    EQUITY       INCOME      GROWTH
                                                                      SERIES   SERIES    SERIES    SERIES       SERIES      SERIES
                                                                      -------------------------------------------------------------
Dividend distributions.............................................   $  3      $  2     $   1      $  3        $  3         $---
Expenses (NOTE 2):
  Mortality and expense risk fee...................................     (3)       (1)       (1)       (1)        ---           (1)
  Administrative fee and insurance costs...........................    (31)      (10)       (7)       (9)         (4)         (15)
                                                                      -------------------------------------------------------------
Net investment loss................................................    (31)       (9)       (7)       (7)         (1)         (16)

Capital gains distributions........................................     19         9       ---         3         ---            4
Realized gain on investments.......................................     14         5         3         2         ---            2
Unrealized appreciation (depreciation) on investments..............     32        (3)       (1)        3          (3)           8
                                                                      -------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.............     65        11         2         8          (3)          14
                                                                      -------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations....     34         2        (5)        1          (4)          (2)
Net assets at beginning of year....................................    201        61       143        17          39           53
Variable account deposits (NOTES 2 AND 3)..........................    278        57       401       133          34          112
Terminations and withdrawals (NOTES 2 AND 3).......................    (11)       (7)     (508)       (1)        ---           (6)
                                                                      -------------------------------------------------------------
Net assets at end of year..........................................   $502      $113     $  31      $150        $ 69         $157
                                                                      =============================================================

                                                                                    SPECIALIZED
                                                                        GLOBAL         ASSET      MANAGED ASSET   EQUITY    SOCIAL
                                                                      AGGRESSIVE    ALLOCATION     ALLOCATION     INCOME   AWARENESS
                                                                      BOND SERIES      SERIES        SERIES       SERIES    SERIES
                                                                      --------------------------------------------------------------
Dividend distributions.............................................      $  1          $---           $---        $---       $---
Expenses (NOTE 2):
  Mortality and expense risk fee...................................       ---           ---            ---          (1)       ---
  Administrative fee and insurance costs...........................        (1)           (1)           ---          (2)       ---
                                                                      --------------------------------------------------------------
Net investment loss................................................       ---            (1)           ---          (3)       ---

Capital gains distributions........................................       ---           ---            ---         ---        ---
Realized gain on investments.......................................       ---           ---            ---         ---          1
Unrealized appreciation (depreciation) on investments..............         1             3              2          14        ---
                                                                      --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.............         1             3              2          14          1
                                                                      --------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations....         1             2              2          11          1
Net assets at beginning of year....................................       ---             1            ---         ---          3
Variable account deposits (NOTES 2 AND 3)..........................        12            34             21         130         13
Terminations and withdrawals (NOTES 2 AND 3).......................       ---            (1)           ---         ---         (5)
                                                                      --------------------------------------------------------------
Net assets at end of year..........................................      $ 13          $ 36           $ 23        $141       $ 12
                                                                      ==============================================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                          Notes to Financial Statements
                           December 31, 1997 and 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Security Varilife Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All activity in the account relates to Security Elite Benefit, a variable life product sold by SBL. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of
principal),   Series  J   (Emerging   Growth   Series  -  emphasis   on  capital
appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series
- emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on capital appreciation).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series, T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Meridian Investment Management Corporation to provide sub-advisory services for the Specialized Asset Allocation Series.

                       Security Varilife Separate Account
                    Notes to Financial Statements (continued)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                            1997                   1996
                                    ---------------------  ---------------------
                                     COST OF    PROCEEDS    COST OF    PROCEEDS
                                    PURCHASES  FROM SALES  PURCHASES  FROM SALES
                                    ---------  ----------  ---------  ----------
                                                   (IN THOUSANDS)
Growth Series.......................  $847        $161       $312        $ 56
Growth-Income Series................   186          42         70          20
Money Market Series.................   436         420        426         543
Worldwide Equity Series.............   156          74        144          15
High Grade Income Series............    24           9         38           5
Emerging Growth Series..............   127          93        124          30
Global Aggressive Bond Series.......    14           2         13           1
Specialized Asset Allocation Series.    24           4         35           2
Managed Asset Allocation Series.....     5           1         22           1
Equity Income Series................   128          17        131           4
Social Awareness Series.............    17           7         14           6

REINVESTMENT OF DIVIDENDS

Dividend and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

                       Security Varilife Separate Account
                    Notes to Financial Statements (continued)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  SECURITY VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of .35% of the average daily net assets of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of .90% of the average daily net assets of each account.

A deduction for cost of insurance and cost of any riders also is made monthly and is equal to a current cost of insurance rate multiplied by the net amount at risk under a policy at the beginning of the policy month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the policy month divided by 1.0032737 less the accumulated value at the beginning of the month. These charges amounted to $185,000 and $78,000 during 1997 and 1996, respectively.

When applicable, an amount for state and local premium taxes is deducted from each premium payment as provided by pertinent state law.

                       Security Varilife Separate Account
                    Notes to Financial Statements (continued)


3.  SUMMARY OF UNIT TRANSACTIONS

                                                                    UNITS
                                                              ------------------
                                                              1997          1996
                                                              ------------------
                                                                (IN THOUSANDS)
Growth Series:
  Account deposits.........................................    40            19
  Terminations, withdrawals and expenses...................     6             3

Growth-Income Series:
  Account deposits.........................................    10             4
  Terminations, withdrawals and expenses...................     2             1

Money Market Series:
  Account deposits.........................................    38            37
  Terminations, withdrawals and expenses...................    37            48

Worldwide Equity Series:
  Account deposits.........................................    10            12
  Terminations, withdrawals and expenses...................     4             1

High Grade Income Series:
  Account deposits.........................................     2             3
  Terminations, withdrawals and expenses...................     1            --

Emerging Growth Series:
  Account deposits.........................................     7             9
  Terminations, withdrawals and expenses...................     5             2

Global Aggressive Bond Series:
  Account deposits.........................................     1             1
  Terminations, withdrawals and expenses...................    --            --

Specialized Asset Allocation Series:
  Account deposits.........................................     2             3
  Terminations, withdrawals and expenses...................    --            --

Managed Asset Allocation Series:
  Account deposits.........................................    --             2
  Terminations, withdrawals and expenses...................    --            --

Equity Income Series:
  Account deposits.........................................     8            10
  Terminations, withdrawals and expenses...................     1            --

Social Awareness Series:
  Account deposits.........................................     1             1
  Terminations, withdrawals and expenses...................    --            --